Offerings - Offering: 1	Mar. 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, no nominal value per share
Amount Registered | shares	760,000
Proposed Maximum Offering Price per Unit	3.125
Maximum Aggregate Offering Price	$ 2,375,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 327.99
Offering Note	A) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional ordinary shares, no nominal value per share (the "Ordinary Shares"), of the Registrant that become issuable under the Registrant's 2025-2 Warrants Plan by reason of any stock dividend, stock split or other similar transaction; and (B) amount registered is based on the maximum number of shares of our common stock offered by the selling stockholders issuable upon the exercise of warrants to purchase common stock issued to the selling stockholders in a private placement; and (C) pursuant to Rules 457(h) promulgated under the Securities Act and solely for the purpose of calculating the registration fee, the proposed maximum aggregate offering price is calculated as the product of (i) 760,000 shares of our common stock and (ii) $3.125, the average of the high and low trading prices of common stock on The Nasdaq Global Market on March 23, 2026 (a date within five business days prior to the date of this registration statement for new shares to be granted under the 2025-2 Warrants Plan).